Short-Term Debt and Credit Agreements (Commercial Paper, Bank Loans and Letters of Credit Outstanding) (Parenthetical) (Detail) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Facility Limit		$ 5,500,000,000	$ 5,500,000,000
Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Facility Limit	[1]	1,500,000,000	1,500,000,000
Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Facility Limit	[2]	$ 5,500,000,000	$ 5,500,000,000
Weighted-average percentage interest rates	[3]	4.17%
Joint Revolving Credit Facility 5 Billion and Joint Revolving Credit Facility 500 Million | Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Facility Limit		$ 1,500,000,000
Joint Revolving Credit Facility 5 Billion and Joint Revolving Credit Facility 500 Million | Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Facility Limit		1,500,000,000
Letter of Credit | Joint Revolving Credit Facility 5 Billion and Joint Revolving Credit Facility 500 Million
Line of Credit Facility [Line Items]
Facility Limit		2,000,000,000
Letter of Credit | Joint Revolving Credit Facility 5 Billion and Joint Revolving Credit Facility 500 Million | Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Facility Limit		$ 2,000,000,000
Commercial Paper | Joint Revolving Credit Facility 5 Billion and Joint Revolving Credit Facility 500 Million
Line of Credit Facility [Line Items]
Weighted-average percentage interest rates		1.61%	1.05%
Commercial Paper | Joint Revolving Credit Facility 5 Billion and Joint Revolving Credit Facility 500 Million | Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Weighted-average percentage interest rates		1.57%	1.00%
Commercial Paper | Joint Revolving Credit Facility 5 Billion and Joint Revolving Credit Facility 500 Million | Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Weighted-average percentage interest rates		1.65%	0.97%
Line of Credit | Joint Revolving Credit Facility 5 Billion and Joint Revolving Credit Facility 500 Million | Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Facility Limit		$ 500,000,000

[1]	A maximum of a combined $1.5 billion of the facilities is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers Dominion Energy, Virginia Power and Questar Gas. Sub-limits for Dominion Energy Gas are set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2017, the sub-limit for Dominion Energy Gas was an aggregate $500 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. These credit facilities mature in April 2020 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit, whichever is less) of letters of credit.
[2]	The full amount of the facilities is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas and Questar Gas. Sub-limits for Virginia Power are set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2017, the sub-limit for Virginia Power was an aggregate $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. These facilities mature in April 2020, and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
[3]	Represents weighted-average coupon rates for debt outstanding as of December 31, 2017.